Gain on Sale of a Fabrication Facility and Application Specific Integrated Circuit Business	12 Months Ended
Dec. 31, 2021
Non-Current Asset Held For Sale And Discontinued Operations [Abstract]
Gain on Sale of a Fabrication Facility and Application Specific Integrated Circuit Business	Gain on Sale of a Fabrication Facility and Application Specific Integrated Circuit Business
For the year ended December 31, 2019, the Company recognized the following gain from sale of a fabrication facility and Application Specific Integrated Circuit (“ASIC”) business-related assets:

2019
Facility in Tampines, Singapore	$196,554
ASIC Business	418,000
Total gain on sale of a fabrication facility and ASIC business	$614,554
Facility in Tampines, Singapore
On January 31, 2019, the Company entered into an agreement with Vanguard International Semiconductor Corporation (“VIS”) to sell the Company’s facility in Tampines, Singapore for $236,000, including buildings, facilities, equipment and intellectual properties associated with the Company’s Micro Electro Mechanical Systems, or MEMS, business. Under the terms of the agreement, the Company continued to operate the facility through the end of 2019, providing a transition period to facilitate technology transfers for VIS and the Company’s remaining customers. The sale closed on December 31, 2019 and the Company recognized a gain upon the completion of the sale amounting to $196,554 after derecognition of net assets of $39,446. The following is the breakdown of the net assets that were derecognized:

December 31, 2019
Property, plant and equipment	$54,061
Inventories	1,908
Receivables	800
Total Assets	56,769
Lease liabilities	(9,681)
Other current and noncurrent liabilities	(6,739)
Other	(903)
Total Liabilities	(17,323)
Net Assets	$39,446
ASIC Business
On May 20, 2019, the Company entered into an agreement with Marvell Technology Group Ltd. to sell certain ASIC assets, contracts, intellectual properties, inventories and employees. On November 5, 2019, the sale closed for a consideration of $555,977. The Company recognized a gain of $418,000 after derecognition of net assets of $124,067, and commission and termination costs of $13,900. Under the agreement, the Company will manufacture wafers for Marvell
Technology Group Ltd for additional fees and the Company received advanced fees of $40,000 in 2019. As of December 31, 2020, $28,766 of advanced fees continue to be recorded in trade and other payables and other noncurrent liabilities.
The following is the breakdown of the net assets that were derecognized:

December 31, 2019
Property, plant and equipment	$18,894
Intangible assets	10,239
Unbilled accounts receivable	95,857
Inventories	30,285
Other current and noncurrent assets	8,039
Total Assets	163,314
Lease liabilities	(619)
Deferred revenue	(36,417)
Other current and noncurrent liabilities	(2,211)
Total Liabilities	(39,247)
Net Assets	$124,067